United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2011

Date of Reporting Period: 05/31/2011

Item 1.                      Reports to Stockholders
Annual Shareholder Report
May 31, 2011

Ticker	CTGXX

Federated Government Cash Series

A Portfolio of Cash Trust Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Directors and Corporation Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0063	0.0324	0.0424
Net realized gain on investments	0.0000[1]	0.0001	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0002	0.0063	0.0324	0.0424
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0063)	(0.0324)	(0.0424)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0002)	(0.0063)	(0.0324)	(0.0424)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.64%	3.29%	4.32%
Ratios to Average Net Assets:
Net expenses	0.23%	0.31%	1.00%	1.05%	1.05%
Net investment income	0.01%	0.01%	0.60%	3.08%	4.24%
Expense waiver/reimbursement[3]	0.84%	0.78%	0.11%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,522,787	$861,225	$946,354	$850,101	$549,287
1	Represents less than $0.0001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.93	$1.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	36.8%
U.S. Treasury Securities	3.9%
Repurchase Agreements	59.9%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%

At May 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.4%
8-30 Days	27.6%
31-90 Days	12.9%
91-180 Days	5.3%
181 Days or more	5.4%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

May 31, 2011

Principal Amount			Value
		GOVERNMENT AGENCIES – 36.8%
$152,570,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.167% — 0.301%, 6/3/2011 — 8/20/2011	152,570,156
700,000		Federal Farm Credit System Notes, 0.375%, 4/26/2012	700,000
52,208,000	[2]	Federal Home Loan Bank System Discount Notes, 0.031% — 0.050%, 6/8/2011 — 8/30/2011	52,205,279
127,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.094% — 0.201%, 6/1/2011 — 8/8/2011	127,776,256
166,750,000		Federal Home Loan Bank System Notes, 0.120% — 3.125%, 6/1/2011 — 4/25/2012	166,748,936
26,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.170% — 0.210%, 8/10/2011 — 9/12/2011	25,988,057
101,255,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.131% — 0.260%, 6/1/2011 — 6/29/2011	101,212,958
33,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.145% — 0.159%, 6/6/2011 — 7/3/2011	32,973,677
15,164,000		Federal Home Loan Mortgage Corp. Notes, 4.750%, 3/5/2012	15,683,609
49,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% — 0.150%, 6/28/2011 — 9/7/2011	49,493,131
28,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.092% — 0.215%, 6/11/2011 — 6/27/2011	28,697,971
61,200,000		Federal National Mortgage Association Notes, 0.875% — 5.375%, 8/15/2011 — 3/30/2012	61,952,181
58,000,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 1.240%, 6/9/2011	58,260,200
22,000,000	[1]	Goldman Sachs Group, Inc. (GTD by FDIC) Floating Rate Notes, 0.518%, 8/9/2011	22,017,899
31,100,000	[1]	Morgan Stanley (GTD by FDIC) Floating Rate Notes, 0.659%, 6/20/2011	31,226,891
		TOTAL GOVERNMENT AGENCIES	927,507,201
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Principal Amount			Value
		U.S. Treasury – 3.9%
$17,000,000		United States Treasury Notes, 1.000% — 4.625%, 12/31/2011	17,199,576
51,600,000		United States Treasury Notes, 1.000% — 4.875%, 7/31/2011	51,917,468
5,000,000		United States Treasury Notes, 1.750%, 11/15/2011	5,034,085
7,000,000		United States Treasury Notes, 4.625%, 2/29/2012	7,230,789
17,000,000		United States Treasury Notes, 5.125%, 6/30/2011	17,066,527
		TOTAL U.S. TREASURY	98,448,445
		Repurchase Agreements – 59.9%
72,181,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478.	72,181,000
85,000,000	[3]	Interest in $1,571,000,000 joint repurchase agreement 0.07%, dated 5/11/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,571,152,736 on 6/30/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,607,160,113.	85,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 5/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,003,611 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $1,020,003,683.	100,000,000
52,000,000	[3]	Interest in $940,000,000 joint repurchase agreement 0.10%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,156,667 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2041 and the market value of those underlying securities was $963,107,432.	52,000,000
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Principal Amount			Value
$96,000,000	[3]	Interest in $1,797,000,000 joint repurchase agreement 0.10%, dated 5/13/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,334,442 on 7/22/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2041 and the market value of those underlying securities was $1,836,868,310.	96,000,000
100,000,000		Interest in $1,732,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,732,006,736 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,773,897,729.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Citibank NA will repurchase securities provided as collateral for $500,001,944 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2041 and the market value of those underlying securities was $515,002,003.	100,000,000
$100,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,001,944 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $510,001,984.	100,000,000
63,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 5/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,106,667 on 6/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $1,537,183,609.	63,000,000
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Principal Amount			Value
$83,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,330,417 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2041 and the market value of those underlying securities was $1,530,193,375.	83,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $1,020,003,967.	100,000,000
100,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 5/31/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,050,556 on 6/7/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2041 and the market value of those underlying securities was $2,060,007,439.	100,000,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,200,004,667 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2041 and the market value of those underlying securities was $1,224,004,061.	100,000,000
210,000,000		Interest in $750,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $750,002,083 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $765,002,159.	210,000,000
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Principal Amount			Value
$100,000,000		Interest in $400,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,001,556 on 6/1/2011. The securities provided as collateral at the end of the period were a U.S. Government Agency Security and U.S. Treasury securities with various maturities to 7/31/2015 and the market value of those underlying securities was $408,001,681.	100,000,000
51,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,350,000 on 7/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency Securities with various maturities to 4/25/2044 and the market value of those underlying securities was $1,030,197,122.	51,000,000
		TOTAL REPURCHASE AGREEMENTS	1,512,181,000
		TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[4]	2,538,136,646
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(15,349,529)
		TOTAL NET ASSETS — 100%	$2,522,787,117
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2011

Assets:
Investments in repurchase agreements	$1,512,181,000
Investments in securities	1,025,955,646
Total investments in securities, at amortized cost and fair value		$2,538,136,646
Income receivable		2,158,263
Receivable for shares sold		38,796
TOTAL ASSETS		2,540,333,705
Liabilities:
Payable for investments purchased	$16,986,199
Bank overdraft	231,187
Accrued expenses	329,202
TOTAL LIABILITIES		17,546,588
Net assets for 2,522,785,630 shares outstanding		$2,522,787,117
Net Assets Consist of:
Paid-in capital		$2,522,785,630
Accumulated net realized gain on investments		1,487
TOTAL NET ASSETS		$2,522,787,117
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,522,787,117 ÷ 2,522,785,630 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended May 31, 2011

Investment Income:
Interest			$5,584,110
Expenses:
Investment adviser fee (Note 5)		$11,578,213
Administrative fee (Note 5)		1,810,174
Custodian fees		87,279
Transfer and dividend disbursing agent fees and expenses		2,591,723
Directors'/Trustees' fees		6,982
Auditing fees		18,524
Legal fees		6,281
Portfolio accounting fees		162,093
Distribution services fee (Note 5)		2,315,643
Shareholder services fee (Note 5)		5,788,292
Account administration fee		814
Share registration costs		54,890
Printing and postage		98,859
Insurance premiums		9,505
Taxes		174,894
Miscellaneous		7,251
TOTAL EXPENSES		24,711,417
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(10,791,020)
Waiver of administrative fee	(47,970)
Waiver of distribution services fee	(2,315,643)
Waiver of shareholder services fee	(5,785,174)
Reimbursement of shareholder services fee	(3,118)
Reimbursement of account administration fee	(814)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(414,208)
TOTAL WAIVERS AND REIMBURSEMENTS		(19,357,947)
Net expenses			5,353,470
Net investment income			230,640
Net realized gain on investments			7,311
Change in net assets resulting from operations			$237,951

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended May 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,640	$53,791
Net realized gain on investments	7,311	64,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	237,951	117,928
Distributions to Shareholders:
Distributions from net investment income	(229,294)	(56,704)
Distributions from net realized gain on investments	(13,200)	(56,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,494)	(113,465)
Share Transactions:
Proceeds from sale of shares	2,549,868,743	2,084,129,532
Proceeds from shares issued in connection with the tax-free transfer of assets from Hilliard Lyons Goverment Fund	1,606,098,314	—
Net asset value of shares issued to shareholders in payment of distributions declared	243,721	111,700
Cost of shares redeemed	(2,494,644,541)	(2,169,374,492)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,661,566,237	(85,133,260)
Change in net assets	1,661,561,694	(85,128,797)
Net Assets:
Beginning of period	861,225,423	946,354,220
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(1,346), respectively)	$2,522,787,117	$861,225,423

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2011

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

On July 23, 2010, the Fund acquired all of the net assets of Hilliard Lyons Government Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on March 18, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended May 31, 2011, are as follows:

Net investment income*	$205,605
Net realized and unrealized gain on investments	$ 7,311
Net increase in net assets resulting from operations	$212,916
*	Net investment income includes $49,429 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of May 31, 2011. For every one share exchanged, a shareholder of Hilliard Lyons Government Fund received one share of Federated Government Cash Series. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,606,098,314	$1,606,098,314	$964,260,498	$2,570,358,812
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. capital stock

The following table summarizes share activity:

Year Ended May 31	2011	2010
Shares sold	2,549,868,743	2,084,129,532
Proceeds from shares issued in connection with the tax free transfer of assets from Hillards Lyons Government Fund	1,606,098,314	—
Shares issued to shareholders in payment of distributions declared	243,721	111,700
Shares redeemed	(2,494,644,541)	(2,169,374,492)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,661,566,237	(85,133,260)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$242,494	$113,465
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

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As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$1,487
2	For tax purposes, short-term capital gains are treated as ordinary income for distributions purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the Adviser voluntarily waived $10,791,020 of its fee. In addition, for the year ended May 31, 2011, an affiliate of the Adviser reimbursed $414,208 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $47,970 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, FSC voluntarily waived its entire fee of $2,315,643. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2011, FSSC voluntarily reimbursed $3,118 of shareholder services fees and reimbursed $814 of account administration fees. In addition, for the year ended May 31, 2011, unaffiliated third-party financial intermediaries waived $5,785,174 of Service Fees. This waiver and reimbursement can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the program was not utilized.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF FEDERATED GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Federated Government Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2011

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2011

Federated government cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

28564 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
May 31, 2011

Ticker	CMSXX

Federated Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Directors and Corporation Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.010	0.023	0.027
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.010	0.023	0.027
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.010)	(0.023)	(0.027)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.010)	(0.023)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.03%	1.03%	2.36%	2.72%
Ratios to Average Net Assets:
Net expenses	0.49%	0.75%	1.08%[4]	1.05%[4]	1.05%
Net investment income	0.00%	0.03%	1.00%	2.26%	2.69%
Expense waiver/reimbursement[5]	0.59%	0.35%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$539,081	$474,268	$512,018	$476,382	$342,760
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$2.39
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.54	$2.42
1	Expenses are equal to the Fund's annualized net expense ratio of 0.48%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.3%
Municipal Notes	13.7%
Commercial Paper	1.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At May 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.6%
8-30 Days	3.0%
31-90 Days	2.4%
91-180 Days	3.4%
181 Days or more	6.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments

May 31, 2011

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Alabama – 0.3%
$1,384,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 6/2/2011	1,384,500
		Arizona – 9.7%
1,255,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.400%, 6/2/2011	1,255,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.390%, 6/2/2011	7,221,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.260%, 6/2/2011	3,500,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.290%, 6/2/2011	4,000,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.320%, 6/2/2011	5,610,000
1,160,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 6/2/2011	1,160,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 6/2/2011	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.230%, 6/2/2011	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.330%, 6/2/2011	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.330%, 6/2/2011	1,175,000
3,795,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.650%, 6/1/2011	3,795,000
2,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 6/2/2011	2,135,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 6/2/2011	6,500,000
300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.330%, 6/1/2011	300,000
3,390,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.600%, 6/2/2011	3,390,000
		TOTAL	52,521,000
Annual Shareholder Report

Principal Amount			Value
		California – 6.3%
$11,995,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 6/2/2011	11,995,000
5,000,000		California State, GO Tax Exempt Notes, 0.60% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 6/7/2011	5,000,000
4,500,000		Los Angeles, CA USDT, (Series A), 2.00% TRANs, 6/30/2011	4,504,722
2,275,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 6/2/2011	2,275,000
10,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 0.500%, 6/2/2011	10,000,000
		TOTAL	33,774,722
		Colorado – 0.1%
735,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 6/2/2011	735,000
		Florida – 0.9%
855,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 6/2/2011	855,000
3,725,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.620%, 6/1/2011	3,725,000
		TOTAL	4,580,000
		Georgia – 12.9%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.350%, 6/2/2011	3,350,000
8,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.250%, 6/2/2011	8,500,000
2,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.190%, 6/1/2011	2,000,000
4,080,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 6/2/2011	4,080,000
2,300,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.280%, 6/1/2011	2,300,000
9,100,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 6/2/2011	9,100,000
Annual Shareholder Report

Principal Amount		Value
$19,865,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.250%, 6/2/2011	19,865,000
1,000,000	Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.180%, 6/2/2011	1,000,000
2,250,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.190%, 6/1/2011	2,250,000
4,000,000	Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	4,025,609
4,000,000	Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.400%, 6/1/2011	4,000,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.350%, 6/1/2011	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.280%, 6/2/2011	5,600,000
	TOTAL	69,570,609
	Illinois – 5.9%
3,895,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.340%, 6/2/2011	3,895,000
1,505,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.520%, 6/2/2011	1,505,000
1,800,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.740%, 6/2/2011	1,800,000
1,445,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.460%, 6/2/2011	1,445,000
2,950,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 6/2/2011	2,950,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 6/2/2011	1,000,000
2,130,000	Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 6/2/2011	2,130,000
3,000,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.330%, 6/2/2011	3,000,000
3,050,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.380%, 6/2/2011	3,050,000
3,300,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 6/1/2011	3,300,000
Annual Shareholder Report

Principal Amount			Value
$7,600,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 6/3/2011	7,600,000
		TOTAL	31,675,000
		Indiana – 2.7%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 6/2/2011	1,500,000
10,000,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.290%, 6/2/2011	10,000,000
3,000,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 6/2/2011	3,000,000
		TOTAL	14,500,000
		Kansas – 1.0%
3,374,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.300%, 6/2/2011	3,374,000
2,125,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.280%, 6/1/2011	2,125,000
		TOTAL	5,499,000
		Kentucky – 0.5%
600,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.680%, 6/2/2011	600,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 6/2/2011	2,100,000
		TOTAL	2,700,000
		Louisiana – 0.5%
2,900,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.350%, 6/2/2011	2,900,000
		Maine – 0.4%
2,340,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 6/1/2011	2,340,000
		Michigan – 1.4%
7,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.330%, 6/1/2011	7,500,000
		Minnesota – 0.0%
120,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 6/2/2011	120,000
Annual Shareholder Report

Principal Amount			Value
		Multi-State – 7.1%
$2,000,000	[3,4]	Blackrock Muniyield Quality Fund III, Inc., Weekly VRDPs (3,564 Series W-7 VRDP Shares), 0.380%, 6/2/2011	2,000,000
2,331,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 6/2/2011	2,331,000
2,408,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.330%, 6/2/2011	2,408,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.380%, 6/2/2011	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VDRPs (2,118 Series 1)/(GTD by Barclays Bank PLC), 0.380%, 6/2/2011	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.380%, 6/2/2011	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.380%, 6/2/2011	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.,), 0.380%, 6/2/2011	10,000,000
		TOTAL	38,439,000
		New Hampshire – 0.5%
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.78% CP (New England Power Co.), Mandatory Tender 6/16/2011	2,500,000
		New Jersey – 3.0%
2,887,000		Chester Township, NJ, 1.50% BANs, 9/30/2011	2,894,599
3,286,610		Evesham Township, NJ, 1.25% BANs, 10/27/2011	3,295,216
2,742,164		Glassboro Borough, NJ, (Series 2011B), 2.00% BANs, 4/26/2012	2,760,461
2,521,429		Lavallette Borough, NJ, 1.50% BANs, 9/9/2011	2,526,222
1,900,000		Somers Point, NJ, 1.75% BANs, 10/4/2011	1,905,481
2,506,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,508,038
		TOTAL	15,890,017
		New Mexico – 1.3%
7,050,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.240%, 6/1/2011	7,050,000
		New York – 9.0%
1,005,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 6/2/2011	1,005,000
1,100,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.410%, 6/1/2011	1,100,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.380%, 6/2/2011	1,565,000
Annual Shareholder Report

Principal Amount			Value
$5,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	5,005,783
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.540%, 6/1/2011	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.330%, 6/2/2011	1,600,000
5,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.750%, 6/1/2011	5,000,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.380%, 6/2/2011	20,000,000
5,000,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,002,369
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.240%, 6/2/2011	2,250,000
4,325,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.360%, 6/2/2011	4,325,000
		TOTAL	48,553,152
		Ohio – 20.9%
2,720,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,727,377
2,200,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,207,466
4,850,000		Berea, OH, 1.05% BANs, 3/29/2012	4,865,888
2,500,000		Bowling Green, OH, 1.00% BANs, 3/16/2012	2,505,863
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,007,764
3,000,000		Dayton-Montgomery County, OH Port Authority, (Series 2007A) Weekly VRDNs (CareSource Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 6/3/2011	3,000,000
9,750,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 6/3/2011	9,750,000
10,670,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 6/1/2011	10,670,000
2,840,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 6/2/2011	2,840,000
4,500,000		Hunting Valley, OH, 1.00% BANs, 4/11/2012	4,513,437
1,500,000		Kent, OH, 1.50% BANs, 5/17/2012	1,510,703
3,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.250%, 6/2/2011	3,500,000
1,180,000		Marion County, OH, 1.50% BANs, 4/26/2012	1,185,260
1,500,000		Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,500,952
Annual Shareholder Report

Principal Amount			Value
$4,500,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 6/2/2011	4,500,000
14,850,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 6/1/2011	14,850,000
2,000,000		Niles, OH, 1.25% BANs, 11/9/2011	2,004,817
1,650,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,656,565
6,650,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.190%, 6/1/2011	6,650,000
5,000,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.250%, 6/1/2011	5,000,000
1,200,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,208,213
1,500,000		Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,501,366
2,000,000		Streetsboro, OH, (Series 2011), 1.40% BANs, 1/26/2012	2,007,085
1,223,000		Tipp City, OH, 1.25% BANs, 2/21/2012	1,228,289
4,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.340%, 6/2/2011	4,000,000
1,405,000		Trotwood, OH, 1.75% BANs, 3/15/2012	1,410,450
10,600,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 6/3/2011	10,600,000
1,400,000		Willowick, OH, 1.15% BANs, 3/8/2012	1,404,267
		TOTAL	112,805,762
		Pennsylvania – 0.3%
1,700,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	1,701,744
		Puerto Rico – 2.4%
3,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.140%, 6/1/2011	3,000,000
10,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.680%, 6/2/2011	10,000,000
		TOTAL	13,000,000
		South Dakota – 0.6%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.280%, 6/2/2011	3,000,000
		Tennessee – 1.9%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 6/3/2011	10,000,000
Annual Shareholder Report

Principal Amount			Value
		Texas – 2.0%
$1,880,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 0.900%, 6/1/2011	1,880,000
2,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.230%, 6/1/2011	2,000,000
4,115,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 6/2/2011	4,115,000
2,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.650%, 6/1/2011	2,850,000
		TOTAL	10,845,000
		Utah – 0.8%
4,100,000		Nephi City, UT IDRB, (Series 2008) Weekly VRDNs (FiberTek Insulation West LLC)/(Key Bank, N.A. LOC), 0.460%, 6/2/2011	4,100,000
		Vermont – 0.4%
2,375,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.380%, 6/2/2011	2,375,000
		Virginia – 6.2%
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.300%, 6/2/2011	4,000,000
6,960,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Bank, N.A. LIQ), 0.140%, 6/1/2011	6,960,000
5,815,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.170%, 6/1/2011	5,815,000
2,700,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 6/13/2011	2,700,000
5,500,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.170%, 6/1/2011	5,500,000
3,500,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 0.150%, 6/1/2011	3,500,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.140%, 6/2/2011	5,000,000
		TOTAL	33,475,000
		Washington – 0.5%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.230%, 6/1/2011	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.230%, 6/2/2011	2,250,000
		TOTAL	2,875,000
Annual Shareholder Report

Principal Amount		Value
	Wisconsin – 0.4%
$2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 6/2/2011	2,000,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	538,409,506
	OTHER ASSETS AND LIABILITIES-NET — 0.1%[6]	671,863
	TOTAL NET ASSETS — 100%	$539,081,369

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based upon total market value (percentage is unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At May 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $95,238,000, which represented 17.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $95,238,000, which represented 17.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
ROCs	— Reset Option Certificates
TRANs	— Tax and Revenue Anticipation Notes
USDT	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDP(s)	— Variable Rate Demand Preferred(s)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$538,409,506
Income receivable		797,393
Receivable for shares sold		566
TOTAL ASSETS		539,207,465
Liabilities:
Payable for shares redeemed	$2,345
Bank overdraft	18,871
Payable for investment adviser fee (Note 5)	14,017
Payable for custodian fees	6,383
Payable for transfer and dividend disbursing agent fees and expenses	36,387
Payable for portfolio accounting fees	8,089
Payable for share registration costs	30,646
Payable for tax expense	6,814
Accrued expenses	2,544
TOTAL LIABILITIES		126,096
Net assets for 539,088,358 shares outstanding		$539,081,369
Net Assets Consist of:
Paid-in capital		$539,081,369
TOTAL NET ASSETS		$539,081,369
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$539,081,369 ÷ 539,088,358 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended May 31, 2011

Investment Income:
Interest			$2,731,364
Expenses:
Investment adviser fee (Note 5)		$2,770,952
Administrative fee (Note 5)		433,272
Custodian fees		24,341
Transfer and dividend disbursing agent fees and expenses		538,365
Directors'/Trustees' fees		7,077
Auditing fees		18,525
Legal fees		6,051
Portfolio accounting fees		95,346
Distribution services fee (Note 5)		554,190
Shareholder services fee (Note 5)		1,383,769
Account administration fee		1,380
Share registration costs		68,534
Printing and postage		35,287
Insurance premiums		5,367
Taxes		40,925
Miscellaneous		3,007
TOTAL EXPENSES		5,986,388
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,304,152)
Waiver of administrative fee	(11,533)
Waiver of distribution services fee	(554,190)
Waiver of shareholder services fee	(1,383,769)
Waiver of account administration fee	(937)
Reimbursement of account administration fee	(443)
TOTAL WAIVERS AND REIMBURSEMENT		(3,255,024)
Net expenses			2,731,364
Net investment income			—
Net realized gain on investments			4,585
Change in net assets resulting from operations			$4,585

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$174,271
Net realized gain on investments	4,585	1,721
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,585	175,992
Distributions to Shareholders:
Distributions from net investment income	—	(169,985)
Distributions from net realized gain on investments	(6,306)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,306)	(169,985)
Share Transactions:
Proceeds from sale of shares	1,403,633,028	1,285,973,242
Net asset value of shares issued to shareholders in payment of distributions declared	6,291	182,830
Cost of shares redeemed	(1,338,824,124)	(1,323,911,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	64,815,195	(37,755,895)
Change in net assets	64,813,474	(37,749,888)
Net Assets:
Beginning of period	474,267,895	512,017,783
End of period	$539,081,369	$474,267,895

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

May 31, 2011

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2011	2010
Shares sold	1,403,637,721	1,285,973,242
Shares issued to shareholders in payment of distributions declared	6,291	182,830
Shares redeemed	(1,338,824,124)	(1,323,911,967)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	64,819,888	(37,755,895)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2011 and 2010, was as follows:

	2011	2010
Tax-exempt income	$ —	$169,985
Long-term capital gains	$6,306	$ —

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the Adviser voluntarily waived $1,304,152 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,533 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, FSC voluntarily waived its entire fee of $554,190. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2011, FSSC voluntarily reimbursed $443 of account administration fees. In addition, for the year ended May 31, 2011, unaffiliated third-party financial intermediaries waived $1,383,769 of shareholder services fees and $937 of account administration fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the year ended May 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,396,186,000 and $1,453,503,000, respectively.

Annual Shareholder Report

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the program was not utilized.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2011, the amount of long-term capital gains designated by the Fund was $6,306.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Directors OF Cash Trust series, Inc. AND SHAREHOLDERS OF FEDERATED Municipal cash series:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Cash Series (the “Fund”) (one of the portfolios constituting the Cash Trust Series, Inc), including the portfolio of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2011

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

Federated municipal cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Annual Shareholder Report reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

28565 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
May 31, 2011

Ticker	CTPXX

Federated Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Directors and Corporation Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.014	0.036	0.043
Net realized gain on investments	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.014	0.036	0.043
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.39%	3.70%	4.42%
Ratios to Average Net Assets:
Net expenses	0.43%	0.58%	1.08%	1.05%	1.05%
Net investment income	0.01%	0.01%	1.34%	3.58%	4.34%
Expense waiver/reimbursement[3]	0.65%	0.49%	0.01%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,559,876	$4,791,221	$6,661,244	$5,787,122	$4,758,790
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.94	$2.02
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	43.0%
Commercial Paper and Notes	35.2%
Variable Rate Instruments	19.3%
Repurchase Agreements	2.5%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At May 31, 2011, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	28.8%
8-30 Days	29.4%
31-90 Days	29.7%
91-180 Days	10.4%
181 Days or more	1.7%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
3

Portfolio of Investments

May 31, 2011

Principal Amount			Value
		Asset-Backed Securities – 1.2%
		Finance - Automotive – 0.3%
$8,075,787		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	8,075,787
5,929,105	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	5,929,105
		TOTAL	14,004,892
		Finance - Equipment – 0.5%
10,407,831	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A1, 0.382%, 2/21/2012	10,407,831
8,729,347	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	8,729,347
2,660,460	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	2,660,460
		TOTAL	21,797,638
		Finance - Retail – 0.4%
20,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.349%, 7/18/2011	20,000,000
		TOTAL ASSET-BACKED SECURITIES	55,802,530
		Certificates of Deposit – 43.0%
		Finance - Banking – 43.0%
140,000,000		BNP Paribas SA, 0.450% - 0.550%, 6/28/2011 - 9/14/2011	140,000,000
75,000,000	[3]	Bank of Montreal, 0.283%, 6/27/2011	75,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.190% - 0.260%, 6/23/2011 - 8/31/2011	125,000,000
199,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.300%, 6/2/2011 - 6/8/2011	199,000,000
25,000,000	[3]	Barclays Bank PLC, 0.612%, 6/27/2011	25,000,000
15,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	15,000,000
15,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	15,000,000
195,000,000		Caisse des Depots et Consignations (CDC), 0.370% - 0.630%, 6/3/2011 - 8/15/2011	195,000,000
174,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.560%, 7/11/2011 - 11/14/2011	174,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.266%, 6/8/2011	25,000,000
100,000,000		Deutsche Bank AG, 0.200% - 0.385%, 8/18/2011 - 9/23/2011	100,000,000
25,000,000	[3]	Deutsche Bank AG, 0.509%, 8/22/2011	25,000,000
90,000,000		KBC Bank N.V., 0.250% - 0.280%, 6/9/2011 - 6/20/2011	90,000,000
182,000,000		Mizuho Corporate Bank Ltd., 0.270% - 0.300%, 7/18/2011 - 8/11/2011	182,000,000
82,000,000	[3]	Natixis, 0.257%, 6/17/2011	82,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.289%, 6/6/2011	25,000,000
Annual Shareholder Report
4

Principal Amount			Value
$25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.290%, 6/24/2011	24,998,869
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.296%, 6/8/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.311%, 6/2/2011	25,000,000
228,650,000		Societe Generale, Paris, 0.500% - 0.520%, 7/19/2011 - 9/16/2011	228,650,000
90,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 6/10/2011 - 6/20/2011	90,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 0.215%, 7/27/2011	75,000,583
		TOTAL CERTIFICATES OF DEPOSIT	1,960,649,452
		Collateralized Loan Agreements – 10.6%
		Finance - Banking – 10.6%
40,000,000		BNP Paribas Securities Corp., 0.507%, 8/25/2011	40,000,000
45,500,000		Barclays Capital, Inc., 0.416%, 6/20/2011	45,500,000
75,000,000		Citigroup Global Markets, Inc., 0.517% - 0.618%, 6/1/2011	75,000,000
140,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 - 7/26/2011	140,000,000
50,000,000		Deutsche Bank Securities, Inc., 0.507%, 7/22/2011	50,000,000
4,000,000		ING Financial Markets LLC, 0.253%, 6/1/2011	4,000,000
25,000,000		J.P. Morgan Securities, Inc., 0.568%, 6/20/2011	25,000,000
50,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.710%, 6/1/2011	50,000,000
25,000,000		Mizuho Securities USA, Inc., 0.314%, 6/1/2011	25,000,000
30,000,000	[3]	RBS Securities, Inc., 0.510%, 6/1/2011	30,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	484,500,000
		Commercial Paper – 21.2% [4]
		Aerospace/Auto – 0.5%
22,921,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.310% - 0.320%, 6/22/2011 - 7/1/2011	22,915,904
300,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.320%, 6/24/2011	299,939
		TOTAL	23,215,843
		Diversified – 0.1%
1,770,000	[1,2]	ITT Corp., 0.320%, 6/13/2011	1,769,811
		Electric Power – 0.4%
19,700,000	[1,2]	Eaton Corp., 0.290%, 6/23/2011	19,696,509
		Finance - Automotive – 1.3%
59,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451% - 0.451%, 7/1/2011 - 7/5/2011	58,975,875
		Finance - Banking – 15.3%
25,000,000		Bank of America Corp., 0.280%, 6/23/2011	24,995,722
70,000,000		Citigroup Funding, Inc., 0.180%, 7/11/2011	69,986,000
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	49,988,820
Annual Shareholder Report
5

Principal Amount			Value
$8,000,000		Credit Agricole Corporate and Investment Bank, 0.381%, 11/7/2011	7,986,573
45,000,000		Credit Agricole North America, Inc., 0.501%, 9/14/2011	44,934,375
150,000,000	[1,2]	Danske Corp., Inc., 0.160% - 0.160%, 6/27/2011 - 6/30/2011	149,982,000
29,000,000	[1,2]	Gotham Funding Corp., 0.300%, 7/19/2011	28,988,400
225,000,000		ING (U.S.) Funding LLC, 0.235% - 0.330%, 6/1/2011 - 9/22/2011	224,964,964
45,000,000	[1,2]	Matchpoint Master Trust, 0.381%, 11/28/2011	44,914,500
50,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.185%, 8/24/2011	49,978,417
		TOTAL	696,719,771
		Finance - Commercial – 2.1%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.200%, 8/22/2011	24,988,611
32,168,000	[1,2]	Market Street Funding LLC, 0.170%, 8/22/2011	32,155,544
40,000,000	[1,2]	Versailles Commercial Paper LLC, 0.200% - 0.210%, 6/17/2011 - 6/20/2011	39,996,083
		TOTAL	97,140,238
		Machinery/Equipment/Auto – 0.1%
5,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.330%, 7/7/2011	4,998,350
		Oil & Oil Finance – 1.4%
62,450,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips Co.), 0.200%, 8/18/2011	62,422,938
		TOTAL COMMERCIAL PAPER	964,939,335
		Corporate Bonds – 2.2%
		Finance - Banking – 2.2%
100,000,000	[3]	JPMorgan Chase Bank, N.A., 0.235%, 6/21/2011	100,000,000
		Finance - Commercial – 0.0%
1,000,000		General Electric Capital Corp., 6.000%, 6/15/2012	1,056,730
		TOTAL CORPORATE BONDS	101,056,730
		Notes — Variable – 19.3%[3]
		Chemicals – 0.5%
17,000,000		Louisiana Public Facilities Authority, (Series 2007A), 0.120%, 6/1/2011	17,000,000
6,000,000		Michigan Strategic Fund, (Series 2007), 0.120%, 6/1/2011	6,000,000
		TOTAL	23,000,000
		Finance - Banking – 14.6%
1,735,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 6/3/2011	1,735,000
44,795,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.340%, 6/1/2011	44,795,000
Annual Shareholder Report
6

Principal Amount			Value
$50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.296%, 6/7/2011	50,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.296%, 6/9/2011	50,000,000
5,065,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.200%, 6/3/2011	5,065,000
8,175,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.430%, 6/2/2011	8,175,000
5,000,000		Credit Suisse, Zurich, 0.461%, 8/16/2011	5,002,105
20,360,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.230%, 6/2/2011	20,360,000
495,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 6/3/2011	495,000
13,340,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.310%, 6/1/2011	13,340,000
3,690,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 6/3/2011	3,690,000
1,655,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 6/3/2011	1,655,000
1,935,000		Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 6/3/2011	1,935,000
2,840,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.480%, 6/2/2011	2,840,000
1,075,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.340%, 6/1/2011	1,075,000
50,000,000		JPMorgan Chase Bank, N.A., 0.231%, 6/28/2011	50,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 6/7/2011	50,000,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.220%, 6/1/2011	10,000,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.220%, 6/1/2011	17,700,000
9,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.220%, 6/1/2011	9,000,000
65,200,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.180%, 6/2/2011	65,200,000
16,805,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.400%, 6/2/2011	16,805,000
1,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.990%, 6/1/2011	1,600,000
3,475,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 6/3/2011	3,475,000
20,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.311%, 8/17/2011	20,000,000
Annual Shareholder Report
7

Principal Amount			Value
$135,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 2.700%, 6/2/2011	135,000
25,710,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 6/2/2011	25,710,000
10,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 6/1/2011	10,400,000
75,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.278%, 6/14/2011	75,000,000
94,000,000		Westpac Banking Corp. Ltd., Sydney, 0.290%, 6/6/2011	93,997,991
3,750,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.430%, 6/2/2011	3,750,000
		TOTAL	662,935,096
		Finance - Commercial – 0.4%
3,000,000		General Electric Capital Corp., 0.439%, 8/22/2011	3,001,895
3,100,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.350%, 6/2/2011	3,100,000
13,670,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.350%, 6/2/2011	13,670,000
		TOTAL	19,771,895
		Finance - Retail – 0.7%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.753%, 6/15/2011	32,000,000
		Government Agency – 2.4%
18,455,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.190%, 6/2/2011	18,455,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 6/2/2011	10,000,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.240%, 6/2/2011	45,335,000
6,330,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.240%, 6/2/2011	6,330,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.210%, 6/2/2011	31,000,000
		TOTAL	111,120,000
		Insurance – 0.7%
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.310%, 6/1/2011	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.310%, 6/1/2011	15,000,000
		TOTAL	30,000,000
		TOTAL NOTES — VARIABLE	878,826,991
Annual Shareholder Report
8

Principal Amount		Value
	Repurchase Agreements – 2.5%
$88,162,000	Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478.	88,162,000
25,000,000	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,001,556 on 6/1/2011. The securities provided as collateral at the end of the period was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 7/31/2015 and the market value of those underlying securities was $408,001,681.	25,000,000
	TOTAL REPURCHASE AGREEMENTS	113,162,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	4,558,937,038
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	938,700
	TOTAL NET ASSETS — 100%	$4,559,875,738
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $728,944,152, which represented 16.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $728,944,152, which represented 16.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report
9

As of May 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
10

Statement of Assets and Liabilities

May 31, 2011

Assets:
Total investments in securities, at amortized cost and fair value		$4,558,937,038
Cash		477
Income receivable		2,112,531
Receivable for shares sold		845,975
TOTAL ASSETS		4,561,896,021
Liabilities:
Payable for investments purchased	$1,084,397
Payable for shares redeemed	273,915
Income distribution payable	101
Payable for investment adviser fee (Note 5)	7,385
Payable for custodian fees	60,618
Payable for transfer and dividend disbursing agent fees and expenses	547,333
Accrued expenses	46,534
TOTAL LIABILITIES		2,020,283
Net assets for 4,559,871,393 shares outstanding		$4,559,875,738
Net Assets Consist of:
Paid-in capital		$4,559,871,393
Accumulated net realized gain on investments		4,152
Undistributed net investment income		193
TOTAL NET ASSETS		$4,559,875,738
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,559,875,738 ÷ 4,559,871,393 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Statement of Operations

Year Ended May 31, 2011

Investment Income:
Interest			$20,601,279
Expenses:
Investment adviser fee (Note 5)		$23,620,133
Administrative fee (Note 5)		3,693,449
Custodian fees		216,222
Transfer and dividend disbursing agent fees and expenses		5,258,604
Directors'/Trustees' fees		43,250
Auditing fees		20,149
Legal fees		6,134
Portfolio accounting fees		161,794
Distribution services fee (Note 5)		4,724,026
Shareholder services fee (Note 5)		11,807,333
Share registration costs		368,624
Printing and postage		472,346
Insurance premiums		14,066
Taxes		449,984
Miscellaneous		25,415
TOTAL EXPENSES		50,881,529
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(14,119,696)
Waiver of administrative fee	(98,465)
Waiver of distribution services fee	(4,724,026)
Waiver of shareholder services fee	(11,806,920)
Reimbursement of shareholder services fee	(413)
TOTAL WAIVERS AND REIMBURSEMENT		(30,749,520)
Net expenses			20,132,009
Net investment income			469,270
Net realized gain on investments			5,207
Change in net assets resulting from operations			$474,477

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Changes in Net Assets

Year Ended May 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$469,270	$447,486
Net realized gain on investments	5,207	9,955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	474,477	457,441
Distributions to Shareholders:
Distributions from net investment income	(469,522)	(420,308)
Distributions from net realized gain on investments	(4,832)	(6,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(474,354)	(426,486)
Share Transactions:
Proceeds from sale of shares	7,226,461,421	6,825,785,489
Net asset value of shares issued to shareholders in payment of distributions declared	472,738	519,229
Cost of shares redeemed	(7,458,279,390)	(8,696,358,466)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(231,345,231)	(1,870,053,748)
Change in net assets	(231,345,108)	(1,870,022,793)
Net Assets:
Beginning of period	4,791,220,846	6,661,243,639
End of period (including undistributed net investment income of $193 and $445, respectively)	$4,559,875,738	$4,791,220,846

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Notes to Financial Statements

May 31, 2011

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Annual Shareholder Report

14

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Annual Shareholder Report

15

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2011	2010
Shares sold	7,226,461,421	6,825,785,489
Shares issued to shareholders in payment of distributions declared	472,738	519,229
Shares redeemed	(7,458,279,390)	(8,696,358,466)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(231,345,231)	(1,870,053,748)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$474,354	$426,486
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$4,345
2	For tax purposes, short-term capital gains are treated as ordinary income for distributions purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the Adviser voluntarily waived $14,119,696 of its fee.

Annual Shareholder Report

16

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $98,465 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, FSC voluntarily waived its entire fee of $4,724,026. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2011, FSSC voluntarily reimbursed $413 of Service Fees. In addition, for the year ended May 31, 2011, unaffiliated third-party financial intermediaries waived $11,806,920 of Service Fees. This waiver can be modified or terminated at any time.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the year ended May 31, 2011, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $5,750,000.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the program was not utilized.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF FEDERATED Prime CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Federated Prime Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Prime Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2011

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2011

Federated prime cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

26

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

28566 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
May 31, 2011

Ticker	CTTXX

Federated Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Board of Directors and Corporation Officers
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.0032	0.0273	0.0419
Net realized gain on investments	0.0000[1]	0.0000[1]	0.0001	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0000[1]	0.0000[1]	0.0033	0.0273	0.0419
Less Distributions:
Distributions from net investment income	—	—	(0.0032)	(0.0273)	(0.0419)
Distributions from net realized gain on investments	(0.0000)[1]	—	(0.0001)	—	—
TOTAL DISTRIBUTIONS	(0.0000)[1]	—	(0.0033)	(0.0273)	(0.0419)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.32%	2.76%	4.27%
Ratios to Average Net Assets:
Net expenses	0.19%	0.21%	0.47%	1.04%	1.05%
Net investment income	0.00%	0.00%	0.15%	2.45%	4.18%
Expense waiver/reimbursement[4]	0.89%	0.87%	0.62%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,445,337	$1,339,308	$1,457,691	$712,164	$345,669
1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.80
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.13	$0.81
1	Expenses are equal to the Fund's annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	66.0%
U.S. Treasury Securities	33.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At May 31, 2011, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.9%
8-30 Days	17.5%
31-90 Days	12.2%
91-180 Days	6.8%
181 Days or more	9.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

May 31, 2011

Principal Amount			Value
		U.S. Treasury – 33.9%
$50,000,000	[1]	United States Treasury Bills, 0.020%, 8/4/2011	49,998,222
111,000,000	[1]	United States Treasury Bills, 0.025%, 6/16/2011	110,998,844
43,000,000	[1]	United States Treasury Bills, 0.055%, 7/28/2011	42,996,255
17,000,000	[1]	United States Treasury Bills, 0.170%, 9/1/2011	16,992,615
34,700,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	35,019,869
25,500,000		United States Treasury Notes, 0.875%, 1/31/2012	25,598,768
48,500,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	48,845,592
14,000,000		United States Treasury Notes, 1.000%, 9/30/2011	14,033,439
36,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	36,071,355
28,000,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	28,543,406
22,500,000		United States Treasury Notes, 1.750%, 11/15/2011	22,652,689
43,500,000		United States Treasury Notes, 4.625%, 8/31/2011	43,972,982
14,000,000		United States Treasury Notes, 4.875%, 7/31/2011	14,106,919
		TOTAL U.S. TREASURY	489,830,955
		Repurchase Agreements – 66.0%
100,000,000		Interest in $650,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $650,001,806 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $663,001,848.	100,000,000
69,000,000	[2]	Interest in $957,000,000 joint repurchase agreement 0.06%, dated 5/24/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $957,092,510 on 7/22/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $976,151,501.	69,000,000
100,000,000		Interest in $4,825,000,000 joint repurchase agreement 0.11%, dated 5/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,825,014,743 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $4,921,515,106.	100,000,000
71,000,000	[2]	Interest in $980,000,000 joint repurchase agreement 0.07%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $980,114,333 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $999,664,204.	71,000,000
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Principal Amount			Value
$178,885,000		Interest in $3,000,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,008,333 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $3,060,008,501.	178,885,000
35,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,067,778 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $510,039,740.	35,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.08%, dated 5/31/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,000,667 on 6/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/31/2015 and the market value of that underlying security was $306,002,893.	100,000,000
100,000,000		Interest in $1,825,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,825,005,069 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $1,861,502,737.	100,000,000
100,000,000		Interest in $825,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $825,002,292 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $841,502,422.	100,000,000
100,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 5/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,250,003,472 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,275,003,588.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	953,885,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	1,443,715,955
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	1,621,392
		TOTAL NET ASSETS — 100%	$1,445,337,347

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2011

Assets:
Investments in repurchase agreements	$953,885,000
Investments in securities	489,830,955
Total investments in securities, at amortized cost and fair value		$1,443,715,955
Income receivable		1,816,538
Receivable for shares sold		400
TOTAL ASSETS		1,445,532,893
Liabilities:
Payable to adviser	115,223
Bank overdraft	5,837
Payable for custodian fees	16,859
Payable for Directors'/Trustees' fees	821
Payable for share registration costs	42,893
Accrued expenses	13,913
TOTAL LIABILITIES		195,546
Net assets for 1,445,334,908 shares outstanding		$1,445,337,347
Net Assets Consist of:
Paid-in capital		$1,445,334,930
Accumulated net realized gain on investments		2,417
TOTAL NET ASSETS		$1,445,337,347
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($1,445,337,347 ÷ 1,445,334,908 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended May 31, 2011

Investment Income:
Interest			$2,757,970
Expenses:
Investment adviser fee (Note 5)		$7,222,493
Administrative fee (Note 5)		1,129,341
Custodian fees		66,900
Transfer and dividend disbursing agent fees and expenses		1,521,857
Directors'/Trustees' fees		5,289
Auditing fees		18,524
Legal fees		6,661
Portfolio accounting fees		145,470
Distribution services fee (Note 5)		1,444,499
Shareholder services fee (Note 5)		3,608,456
Account administration fee		1,936
Share registration costs		87,630
Printing and postage		96,717
Insurance premiums		6,900
Taxes		142,253
Miscellaneous		32,472
TOTAL EXPENSES		15,537,398
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(7,222,493)
Waiver of administrative fee	(30,077)
Waiver of distribution services fee	(1,444,499)
Waiver of shareholder services fee	(3,608,456)
Waiver of account administration fee	(1,936)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(231,710)
Reimbursement of other operating expenses	(240,257)
TOTAL WAIVERS AND REIMBURSEMENTS		(12,779,428)
Net expenses			2,757,970
Net investment income			—
Net realized gain on investments			2,417
Change in net assets resulting from operations			$2,417

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended May 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized gain on investments	2,417	1,192
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,417	1,192
Distributions to Shareholders:
Distributions from net realized gain on investments	(1,182)	—
Share Transactions:
Proceeds from sale of shares	6,308,216,081	3,250,557,253
Net asset value of shares issued to shareholders in payment of distributions declared	1,172	—
Cost of shares redeemed	(6,202,189,037)	(3,368,941,393)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,028,216	(118,384,140)
Change in net assets	106,029,451	(118,382,948)
Net Assets:
Beginning of period	1,339,307,896	1,457,690,844
End of period	$1,445,337,347	$1,339,307,896

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2011

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Treasury Cash Series (formerly, Treasury Cash Series) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2011	2010
Shares sold	6,308,216,081	3,250,557,253
Shares issued to shareholders in payment of distributions declared	1,172	—
Shares redeemed	(6,202,189,037)	(3,368,941,393)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	106,028,216	(118,384,140)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$1,182	$ —
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$2,417
2	For tax purposes, short-term capital gains are treated as ordinary income for distributions purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2011, the Adviser voluntarily waived $7,222,493 of its fee and voluntarily reimbursed $240,257 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $231,710 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $30,077 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2011, FSC voluntarily waived its entire fee of $1,444,499. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2011, unaffiliated third-party financial intermediaries waived $3,608,456 of shareholder service fees and $1,936 of account administration fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the year ended May 31, 2011, the program was not utilized.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF FEDERATED Treasury cash series:

We have audited the accompanying statement of assets and liabilities of Federated Treasury Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Treasury Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2011

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2011

federated treasury cash series (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

23

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

24

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report

25

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

28567 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $75,600
Fiscal year ended 2010 - $75,600

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $97
Fiscal year ended 2010 - $124
Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $5,965 respectively.  Fiscal year ended 2010- Audit consent fees for N-14 merger document.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $0
Fiscal year ended 2010 - $0
Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ 0 and $ 0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2011 - $0
Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.
The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES
The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES
The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES
Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 - 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 – 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)
Fiscal year ended 2011 – 0%
Fiscal year ended 2010 – 0%
Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                      NA

(g)                      Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $320,093
Fiscal year ended 2010 - $359,231

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011